Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income	$ 8,056	$ 6,623	$ 16,004	$ 12,955
Non-interest income	7,616	7,531	16,407	14,684
Total revenue	15,672	14,154	32,411	27,639
Provision for credit losses	1,424	920	2,474	1,733
Non-interest expense	8,730	8,308	17,986	16,632
Income before income taxes	5,518	4,926	11,951	9,274
Income taxes (recoveries)	1,128	976	2,430	1,742
Net income	4,390	3,950	9,521	7,532
Non-interest expense includes:
Depreciation and amortization	778	711	1,536	1,383
Total assets	2,242,133		2,242,133		$ 2,171,582
Total liabilities	2,109,603		2,109,603		2,044,390
Operating segments [member] | Personal Banking [Member]
Disclosure of operating segments [line items]
Net interest income	3,519	2,985	7,024	5,839
Non-interest income	1,286	1,178	2,592	2,355
Total revenue	4,805	4,163	9,616	8,194
Provision for credit losses	654	464	1,142	928
Non-interest expense	1,952	1,787	3,967	3,511
Income before income taxes	2,199	1,912	4,507	3,755
Income taxes (recoveries)	597	509	1,227	999
Net income	1,602	1,403	3,280	2,756
Non-interest expense includes:
Depreciation and amortization	271	272	545	507
Total assets	561,214		561,214		555,029
Total liabilities	561,182		561,182		554,970
Operating segments [member] | Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income	1,734	1,329	3,530	2,611
Non-interest income	328	327	659	658
Total revenue	2,062	1,656	4,189	3,269
Provision for credit losses	539	290	878	460
Non-interest expense	698	566	1,408	1,108
Income before income taxes	825	800	1,903	1,701
Income taxes (recoveries)	228	223	529	474
Net income	597	577	1,374	1,227
Non-interest expense includes:
Depreciation and amortization	27	8	53	8
Total assets	192,549		192,549		187,142
Total liabilities	192,547		192,547		187,135
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,301	1,222	2,695	2,452
Non-interest income	4,096	3,567	8,270	7,024
Total revenue	5,397	4,789	10,965	9,476
Provision for credit losses	86	27	167	38
Non-interest expense	4,098	3,728	8,302	7,569
Income before income taxes	1,213	1,034	2,496	1,869
Income taxes (recoveries)	284	194	587	365
Net income	929	840	1,909	1,504
Non-interest expense includes:
Depreciation and amortization	318	309	635	620
Total assets	185,080		185,080		184,503
Total liabilities	183,623		183,623		183,055
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	338	298	744	661
Total revenue	338	298	744	661
Provision for credit losses				1
Non-interest expense	80	69	167	140
Income before income taxes	258	229	577	520
Income taxes (recoveries)	47	52	94	123
Net income	211	177	483	397
Non-interest expense includes:
Depreciation and amortization	24	(1)	22	3
Total assets	31,275		31,275		29,288
Total liabilities	31,131		31,131		29,158
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,275	764	2,193	1,425
Non-interest income	2,026	2,390	4,864	4,680
Total revenue	3,301	3,154	7,057	6,105
Provision for credit losses	146	137	288	304
Non-interest expense	1,885	1,722	3,926	3,364
Income before income taxes	1,270	1,295	2,843	2,437
Income taxes (recoveries)	68	33	209	21
Net income	1,202	1,262	2,634	2,416
Non-interest expense includes:
Depreciation and amortization	137	130	281	254
Total assets	1,175,510		1,175,510		1,127,661
Total liabilities	1,175,427		1,175,427		1,127,564
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	227	323	562	628
Non-interest income	(458)	(229)	(722)	(694)
Total revenue	(231)	94	(160)	(66)
Provision for credit losses	(1)	2	(1)	2
Non-interest expense	17	436	216	940
Income before income taxes	(247)	(344)	(375)	(1,008)
Income taxes (recoveries)	(96)	(35)	(216)	(240)
Net income	(151)	(309)	(159)	(768)
Non-interest expense includes:
Depreciation and amortization	1	$ (7)		$ (9)
Total assets	96,505		96,505		87,959
Total liabilities	$ (34,307)		$ (34,307)		$ (37,492)